SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value share options granted

	For the year ended December 31,
	2018	2019	2020
Risk-free interest rate	2.46%-3.11%	1.55%-2.50%	0.55%-0.93%
Expected volatility range	62.14%-63.61%	60.37%-64.48%	49%-65%
Exercise multiple	2.5	2.5	2.5
Fair market value per ordinary share as at grant dates	US$9.46-9.61	US$9.61-9.80	US$1.74-$4.83

Schedule of share-based compensation expenses included in financial statement line items

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	317	327	327	50
Selling and marketing expenses	2,871	5,393	1,113	170
Research and development expenses	1,958	2,534	3,534	542
General and administrative expenses	2,790	24,601	12,788	1,960
Total share-based compensation expenses	7,936	32,855	17,762	2,722

Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's employee and non employee share option activities

The following table summarized the Group’s employee share option activities:

				Weighted
			Weighted	Average
		Weighted	Average	Remaining	Aggregate
	Number of	Average	Grant date	Contractual	Intrinsic
	Options	Exercise Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at January 1, 2018	427,100	0.0001	4.93	7.21	4,041
Granted	206,000	0.0005	9.53	—	—
Forfeited	(1,600)	0.0010	4.45	—	—
Share options outstanding at January 1, 2019	631,500	0.0002	6.43	7.22	6,090
Granted	327,000	0.0004	9.80	—	—
Forfeited	(42,000)	Nil	9.68	—	—
Share options outstanding at December 31, 2019	916,500	0.0003	7.48	7.26	8,985
Granted	379,000	9.07	3.10	—	—
Exercised	(213,700)	—	8.13	—	—
Forfeited	(30,000)	0.0001	3.04	—	—
Share options outstanding at December 31, 2020	1,051,800	3.27	5.87	7.37	3,616
Vested and exercisable at December 31, 2020	578,600	1.91	6.11	6.06	2,579

Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's employee and non employee share option activities

The following table summarized the Group’s nonemployee share option activity:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$

Share options outstanding at January 1, 2018	219,400	0.0000	4.91	7.22	2,076
Granted	53,700	0.0005	9.55
Forfeited	(160,000)	Nil	4.44
Exercised	(19,400)	Nil	6.50
Share options outstanding at January 1, 2019	93,700	0.0004	7.53	8.11	904
Granted	153,300	0.0003	9.80
Share options outstanding at December 31, 2019	247,000	0.0003	8.94	8.40	2,422
Granted	271,000	8.44	3.07	—	—
Forfeited	—	—	—	—	—
Exercised	(70,700)	1.60	6.66	—	—
Share options outstanding at December 31, 2020	447,300	4.86	5.85	8.55	1,166
Vested and exercisable at December 31, 2020	268,800	2.79	7.73	7.83	1,093